Equity and Stock-Based Compensation (Details Narrative)				12 Months Ended
	Dec. 14, 2017 USD ($) $ / shares shares	Dec. 14, 2015 USD ($) $ / shares shares	May 12, 2015 USD ($)	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares
Common stock, shares authorized				Unlimited	Unlimited	Unlimited
Common stock, no par value | $ / shares
Share issued during the period, shares | shares	1			890,884	890,884	3,862,850
Share issued price per share | $ / shares	$ 0.10
Gross proceeds from shares issued during the period				$ 16,667		$ 123,809
Net proceeds from shares issued during the period			$ 1,561,000
Number of warrants for common shares, description		Each unit consisted of one common share and 0.5 common share purchase warrant.
Number of warrants for common shares | shares		0.5
Warrants expiration date	Mar. 31, 2018
Warrants, fair value per share | $ / shares	$ 0.015
Adjustment to additional paid-in capital, warrants issued	$ 176,169
Payments for accrued expenses with common stock								$ 140,452
Shares issuable during the period, shares | shares				890,884	890,884	3,862,850
Shares issuable during the period				$ 16,667		$ 123,809
Stock Option Plan [Member]
Options granted, period				5 years	5 years
Maximum number of stock options outstanding percentage				10.00%	10.00%
Shares issued and immediately vested | shares								10,100,000
Stock compensation expense						$ 85,294		$ 183,410
Options issued | shares						4,200,000
Options exercise price per share | $ / shares						$ 0.04
Options vesting period								5 years
Weighted average fair value of options grants in period | $ / shares						0.020		$ 0.018
Directors and CFO [Member]
Shares issuable during the period, shares | shares				8,000,000	8,000,000
Shares issuable during the period				$ 304,923
CAD [Member] | Stock Option Plan [Member]
Options exercise price per share | $ / shares						0.05
CAD [Member] | Directors and CFO [Member]
Shares issuable during the period					$ 400,000
Convertible Debt [Member]
Settlement price, per share | $ / shares				$ 0.04		$ 0.04
Repayment of debt						$ 130,000
Convertible Debt [Member] | CAD [Member]
Settlement price, per share | $ / shares				$ 0.05		$ 0.05
Private Placement [Member]
Share issued during the period, shares | shares		15,500,000
Share issued price per share | $ / shares		$ 0.05
Gross proceeds from shares issued during the period		$ 775,000
Net proceeds from shares issued during the period		$ 713,000
Stock Purchase Warrants [Member]
Warrants outstanding | shares